Vessels and Equipment - Long-Term Debt (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Vessels & equipment - Activity
Vessels and equipment, beginning balance			$ 2,250,053	$ 2,129,012	$ 2,129,012
Additions			6,748		115,277
Drydock costs			3,428		5,764
Disposals			(2,641)
Vessels and equipment, ending balance	$ 2,257,588		2,257,588		2,250,053
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance			(541,267)	(451,524)	(451,524)
Accumulated depreciation, disposals			2,641
Depreciation for the period	(23,831)	$ (22,451)	(47,515)	(44,824)	(89,743)
Accumulated depreciation, ending balance	(586,141)		(586,141)		(541,267)
Accumulated write down - Activity
Depreciation and write down for the period	(29,421)		(29,421)
Accumulated write down, ending balance	(29,421)		(29,421)
Net Vessels - Activity
Net vessel, beginning balance			1,708,786	$ 1,677,488	1,677,488
Additions			6,748		115,277
Drydock costs			3,428		5,764
Depreciation and write down for the period			(76,936)		(89,743)
Net vessel, ending balance	$ 1,642,026		$ 1,642,026		$ 1,708,786